Public Offerings (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009	Mar. 24, 2012
Sale of Partnership Units [Line Items]
Proceeds received from public offering, net	$ 0	$ 0	$ 95,880
Purchase of aggregate principal of Senior Notes			175,000
Common units outstanding (in units)	35,428,855	35,318,000		35,500,806
Public Offering [Member]
Sale of Partnership Units [Line Items]
Date of partnership units sold			Aug. 10, 2009
Number of common units sold (in units)			2,200,000
Price per common unit sold in a public offering (in dollars per unit)			$ 41.50
Proceeds received from public offering, net			86,700
Over Allotment Option [Member]
Sale of Partnership Units [Line Items]
Date of partnership units sold			Aug. 24, 2009
Number of common units sold (in units)			230,934
Price per common unit sold in a public offering (in dollars per unit)			$ 41.50
Proceeds received from public offering, net			$ 9,180